Accounting for Uncertain Tax Positions	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Accounting for Uncertain Tax Positions

3 - ACCOUNTING FOR UNCERTAIN TAX POSITIONS

The Company recognizes any interest accrued related to unrecognized tax benefits in interest and penalties in income tax benefit in the Consolidated Statement of Operations.